SUN LIFE (N.Y.) VARIABLE ACCOUNT C

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                                    UNIT VALUE
                                                         --------------------------------    PERCENTAGE
                                                                               JUNE 30,        CHANGE
                                                         DECEMBER 31, 1998       1999       IN UNIT VALUE
                                                         -----------------   ------------   -------------
  REGATTA - NY CONTRACTS:
    Capital Appreciation Series........................       $26.0156         $27.9835            7.56%
    Massachusetts Investors Trust Series...............        26.3767          27.7514            5.21
    Government Securities Series.......................        13.3628          12.9941           (2.76)
    High Yield Series..................................        14.8376          15.4750            4.30
    Managed Sectors Series.............................        21.7749          25.0677           15.12
    Money Market Series................................        11.9179          12.0922            1.46
    Total Return Series................................        18.9202          19.7176            4.21
    Utilities Series...................................        22.7757          24.8779            9.23
    Global Governments Series..........................        13.9401          12.8525           (7.80)
    Global Growth Series...............................        15.7177          17.6844           12.51
  REGATTA GOLD - NY CONTRACTS:
    Bond Series........................................       $10.0000*        $ 9.8973           (1.03)%
    Capital Appreciation Series........................        17.2946          18.6028            7.56
    Capital Opportunities Series.......................        13.5854          15.9554           17.45
    Massachusetts Investors Trust Series...............        17.8458          18.7758            5.21
    Emerging Growth Series.............................        16.7445          18.6244           11.23
    Equity Income Series...............................        10.0000*         10.1932            1.93
    MFS/Foreign & Colonial Emerging Markets Equity
     Series............................................         6.0241           7.7332           28.37
    International Growth Series........................        12.8587          12.7151           (1.12)
    International Growth and Income Series.............         9.4088           9.7027            3.12
    Government Securities Series.......................        11.7627          11.4381           (2.76)
    High Yield Series..................................        11.7316          12.2355            4.30
    Managed Sectors Series.............................        15.5700          17.9242           15.12
    Massachusetts Investors Growth Stock Series........        10.0000*         10.3467            3.47
    Money Market Series................................        10.8609          11.0197            1.46
    New Discovery Series...............................        10.0000*         11.0983           10.98
    Research Series....................................        16.1649          17.5036            8.28
    Research Growth and Income Series..................        12.9195          13.9263            7.79
    Total Return Series................................        14.2649          14.8662            4.22
    Utilities Series...................................        16.9849          18.5526            9.23
    Global Asset Allocation Series.....................        12.2289          12.5823            2.89
    Global Governments Series..........................        11.4123          10.5219           (7.80)
    Global Growth Series...............................        13.3854          15.0602           12.51
    Global Total Return Series.........................        13.8923          13.7344           (1.14)

*Reflects unit value on date of commencement of operations.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- June 30, 1999

 ASSETS:
    Investments in MFS/Sun Life Series Trust:          Shares        Cost         Value
                                                     ----------  ------------  ------------
     Bond Series ("BDS")...........................       3,748  $     38,959  $     38,845
     Capital Appreciation Series ("CAS")...........   1,204,692    46,902,744    53,241,244
     Capital Opportunities Series ("COS")..........     243,758     3,920,652     4,785,471
     Massachusetts Investors Trust Series
      ("MIT")......................................   2,136,439    68,819,244    80,131,769
     Emerging Growth Series ("EGS")................   1,166,208    22,273,693    29,922,683
     Equity Income Series ("EIS")..................       7,045        79,859        80,911
     MFS/Foreign & Colonial Emerging Markets Equity
      Series ("FCE")...............................      24,729       210,866       239,411
     International Growth Series ("FCG")...........     252,599     2,970,933     3,211,319
     International Growth and Income Series
      ("FCI")......................................      44,131       446,747       443,676
     Government Securities Series ("GSS")..........   1,120,429    14,501,351    13,957,524
     High Yield Series ("HYS").....................   1,730,879    16,271,129    15,340,673
     Managed Sectors Series ("MSS")................     437,945    12,090,683    14,338,566
     Massachusetts Investors Growth Stock Series
      ("MIS")......................................      52,480       667,921       691,859
     Money Market Series ("MMS")...................  22,038,703    22,038,703    22,038,703
     New Discovery Series ("NWD")..................      31,979       338,127       372,172
     Research Series ("RES").......................   1,770,829    35,773,935    42,945,550
     Research Growth and Income Series ("RGS").....     285,804     3,576,989     4,140,791
     Total Return Series ("TRS")...................   2,949,099    57,352,181    56,461,565
     Utilities Series ("UTS")......................     793,917    12,533,749    13,198,416
     Global Asset Allocation Series ("GAA")........     239,554     3,468,431     3,390,141
     Global Governments Series ("GGS").............     427,612     4,850,125     4,340,462
     Global Growth Series ("GGR")..................     749,048    10,901,297    12,761,539
     Global Total Return Series ("GTR")............     317,716     4,808,855     4,855,741
                                                                 ------------  ------------
                                                                 $344,837,173  $380,929,031
                                                                 ------------
                                                                 ------------
 LIABILITY:
     Payable to sponsor............................                                 (76,764)
                                                                               ------------
         Net Assets................................                            $380,852,267
                                                                               ------------
                                                                               ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

 NET ASSETS:
                                           Applicable to Owners of
                                          Deferred Variable Annuity
                                                  Contracts
                                      ---------------------------------  Reserve for
                                                   Unit                   Variable
                                        Units     Value       Value       Annuities       Total
                                      ---------  --------  ------------  -----------   ------------
 Regatta-NY Contracts:
     CAS............................    953,701  $27.9835  $ 26,682,219  $   132,891   $ 26,815,110
     MIT............................    755,046   27.7514    20,951,695       93,401     21,045,096
     GSS............................    590,036   12.9941     7,667,192      --           7,667,192
     HYS............................    267,062   15.4750     4,146,786       13,684      4,160,470
     MSS............................    281,748   25.0677     7,063,069      --           7,063,069
     MMS............................    538,496   12.0922     6,507,277      136,506      6,643,783
     TRS............................  1,274,836   19.7176    25,132,601      651,900     25,784,501
     UTS............................     90,883   24.8779     2,261,720      --           2,261,720
     GGS............................    231,932   12.8525     2,983,640          525      2,984,165
     GGR............................    337,019   17.6844     5,961,019      --           5,961,019
                                                           ------------  -----------   ------------
                                                           $109,357,218  $ 1,028,907   $110,386,125
                                                           ------------  -----------   ------------
 Regatta Gold-NY Contracts:
     BDS............................      3,925  $ 9.8973  $     38,845  $   --        $     38,845
     CAS............................  1,419,772   18.6028    26,412,701      --          26,412,701
     COS............................    300,011   15.9554     4,785,471      --           4,785,471
     MIT............................  3,126,906   18.7758    58,709,589      352,945     59,062,534
     EGS............................  1,606,165   18.6244    29,912,966       10,137     29,923,103
     EIS............................      7,938   10.1932        80,911      --              80,911
     FCE............................     30,949    7.7332       239,411      --             239,411
     FCG............................    252,561   12.7151     3,211,319      --           3,211,319
     FCI............................     44,804    9.7027       434,738        9,331        444,069
     GSS............................    549,240   11.4381     6,281,097        9,221      6,290,318
     HYS............................    906,385   12.2355    11,098,272       94,200     11,192,472
     MSS............................    402,311   17.9242     7,211,542       65,950      7,277,492
     MIS............................     66,970   10.3467       691,859      --             691,859
     MMS............................  1,396,827   11.0197    15,392,495      --          15,392,495
     NWD............................     33,527   11.0983       372,172      --             372,172
     RES............................  2,452,423   17.5036    42,926,631       19,738     42,946,369
     RGS............................    295,326   13.9263     4,122,545       19,034      4,141,579
     TRS............................  2,033,072   14.8662    30,213,346      408,417     30,621,763
     UTS............................    588,032   18.5526    10,927,420        9,676     10,937,096
     GAA............................    269,128   12.5823     3,390,141      --           3,390,141
     GGS............................    128,839   10.5219     1,356,001      --           1,356,001
     GGR............................    451,483   15.0602     6,800,520      --           6,800,520
     GTR............................    349,464   13.7344     4,799,917       57,584      4,857,501
                                                           ------------  -----------   ------------
                                                           $269,409,909  $ 1,056,233   $270,466,142
                                                           ------------  -----------   ------------
         Net Assets......................................  $378,767,127  $ 2,085,140   $380,852,267
                                                           ------------  -----------   ------------
                                                           ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS-- Six Months Ended June 30, 1999

                                               BDS              CAS            COS           MIT            EGS
                                           Sub-Account(a)   Sub-Account     Sub-Account  Sub-Account    Sub-Account
                                           ------------   ---------------   ----------  -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   --          $  5,810,381     $ 101,152   $   5,978,256   $   445,534
   Mortality and expense risk charges....          (36)        (316,487)      (25,360 )      (471,461)     (168,350)
   Administrative charges................           (4)         (37,978)       (3,043 )       (56,575)      (20,202)
                                                 -----    ---------------   ----------  -------------   ------------
       Net investment income (loss)......  $       (40)    $  5,455,916     $  72,749   $   5,450,220   $   256,982
                                                 -----    ---------------   ----------  -------------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $        40     $  6,300,026     $ 415,409   $   4,994,816   $ 1,362,527
     Cost of investments sold............          (41)      (5,006,331)     (354,201 )    (3,791,559)     (854,278)
                                                 -----    ---------------   ----------  -------------   ------------
       Net realized gains (losses).......  $        (1)    $  1,293,695     $  61,208   $   1,203,257   $   508,249
                                                 -----    ---------------   ----------  -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $      (114)    $  6,338,500     $ 864,819   $  11,312,525   $ 7,648,990
     Beginning of period.................      --             9,286,704       325,674      13,988,903     5,446,101
                                                 -----    ---------------   ----------  -------------   ------------
       Change in unrealized appreciation
        (depreciation)...................  $      (114)    $ (2,948,204)    $ 539,145   $  (2,676,378)  $ 2,202,889
                                                 -----    ---------------   ----------  -------------   ------------
         Realized and unrealized gains
          (losses).......................  $      (115)    $ (1,654,509)    $ 600,353   $  (1,473,121)  $ 2,711,138
                                                 -----    ---------------   ----------  -------------   ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $      (155)    $  3,801,407     $ 673,102   $   3,977,099   $ 2,968,120
                                                 -----    ---------------   ----------  -------------   ------------
                                                 -----    ---------------   ----------  -------------   ------------

                                               EIS            FCE           FCG            FCI            GSS
                                           Sub-Account(b) Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                           ------------   -----------   ------------   -----------   --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $        40     $  --        $   101,373      $  2,343     $    704,364
   Mortality and expense risk charges....          (33)         (997)       (20,517)       (2,530)         (84,750)
   Administrative charges................           (4)         (120)        (2,462)         (304)         (10,170)
                                                ------    -----------   ------------   -----------   --------------
       Net investment income (loss)......  $         3     $  (1,117)   $    78,394      $   (491)    $    609,444
                                                ------    -----------   ------------   -----------   --------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $        35     $  63,738    $   565,722      $ 58,718     $  1,754,548
     Cost of investments sold............          (35)      (76,873)      (483,514)      (62,576)      (1,728,092)
                                                ------    -----------   ------------   -----------   --------------
       Net realized gains (losses).......  $   --          $ (13,135)   $    82,208      $ (3,858)    $     26,456
                                                ------    -----------   ------------   -----------   --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $     1,052     $  28,545    $   240,386      $ (3,071)    $   (543,827)
     Beginning of period.................      --            (26,171)       445,284       (20,437)         480,350
                                                ------    -----------   ------------   -----------   --------------
       Change in unrealized appreciation
        (depreciation)...................  $     1,052     $  54,716    $  (204,898)     $ 17,366     $ (1,024,177)
                                                ------    -----------   ------------   -----------   --------------
         Realized and unrealized gains
          (losses).......................  $     1,052     $  41,581    $  (122,690)     $ 13,508     $   (997,721)
                                                ------    -----------   ------------   -----------   --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $     1,055     $  40,464    $   (44,296)     $ 13,017     $   (388,277)
                                                ------    -----------   ------------   -----------   --------------
                                                ------    -----------   ------------   -----------   --------------

(a) For the period May 27, 1999 (commencement of operations of Sub-Account) through June 30, 1999.
(b) For the period May 7, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                               HYS            MSS             MIS             MMS             NWD
                                           Sub-Account    Sub-Account    Sub-Account(c)   Sub-Account    Sub-Account(c)
                                           ------------   ------------   -------------   -------------   --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 1,269,362    $   --          $     3,998    $     306,046     $   2,042
   Mortality and expense risk charges....      (93,854)       (82,458)         (1,026)         (87,552)         (710)
   Administrative charges................      (11,262)        (9,895)           (123)         (10,506)          (85)
                                           ------------   ------------   -------------   -------------   --------------
       Net investment income (loss)......  $ 1,164,246    $   (92,353)    $     2,849    $     207,988     $   1,247
                                           ------------   ------------   -------------   -------------   --------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 2,136,287    $ 1,296,534     $    11,060    $  11,202,999     $  65,170
     Cost of investments sold............   (2,117,239)    (1,092,130)        (11,556)     (11,202,999)      (61,948)
                                           ------------   ------------   -------------   -------------   --------------
       Net realized gains (losses).......  $    19,048    $   204,404     $      (496)   $    --           $   3,222
                                           ------------   ------------   -------------   -------------   --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $  (930,456)   $ 2,247,883     $    23,938    $    --           $  34,045
     Beginning of period.................     (374,889)       503,220         --              --             --
                                           ------------   ------------   -------------   -------------   --------------
       Change in unrealized appreciation
        (depreciation)...................  $  (555,567)   $ 1,744,663     $    23,938    $    --           $  34,045
                                           ------------   ------------   -------------   -------------   --------------
         Realized and unrealized gains
          (losses).......................  $  (536,519)   $ 1,949,067     $    23,442    $    --           $  37,267
                                           ------------   ------------   -------------   -------------   --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $   627,727    $ 1,856,714     $    26,291    $     207,988     $  38,514
                                           ------------   ------------   -------------   -------------   --------------
                                           ------------   ------------   -------------   -------------   --------------

                                               RES            RGS             TRS             UTS             GAA
                                           Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                           ------------   ------------   -------------   -------------   --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 1,385,984    $    13,223     $ 8,540,338    $   1,417,357     $ 181,883
   Mortality and expense risk charges....     (243,301)       (22,124)       (352,360)         (72,465)      (20,381)
   Administrative charges................      (29,196)        (2,655)        (42,283)          (8,696)       (2,446)
                                           ------------   ------------   -------------   -------------   --------------
       Net investment income (loss)......  $ 1,113,487    $   (11,556)    $ 8,145,695    $   1,336,196     $ 159,056
                                           ------------   ------------   -------------   -------------   --------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 1,351,037    $   264,103     $ 7,105,310    $     593,616     $ 237,958
     Cost of investments sold............     (980,092)      (195,742)     (6,739,432)        (490,545)     (235,012)
                                           ------------   ------------   -------------   -------------   --------------
       Net realized gains (losses).......  $   370,945    $    68,361     $   365,878    $     103,071     $   2,946
                                           ------------   ------------   -------------   -------------   --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $ 7,171,615    $   563,802     $  (890,616)   $     664,667     $ (78,290)
     Beginning of period.................    5,393,099        340,493       5,203,414        1,025,507       (11,804)
                                           ------------   ------------   -------------   -------------   --------------
       Change in unrealized appreciation
        (depreciation)...................  $ 1,778,516    $   223,309     $(6,094,030)   $    (360,840)    $ (66,486)
                                           ------------   ------------   -------------   -------------   --------------
         Realized and unrealized gains
          (losses).......................  $ 2,149,461    $   291,670     $(5,728,152)   $    (257,769)    $ (63,540)
                                           ------------   ------------   -------------   -------------   --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 3,262,948    $   280,114     $ 2,417,543    $   1,078,427     $  95,516
                                           ------------   ------------   -------------   -------------   --------------
                                           ------------   ------------   -------------   -------------   --------------

(c) For the period April 26, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                GGS             GGR             GTR
                                            Sub-Account     Sub-Account     Sub-Account
                                           -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $    479,329    $    481,352    $    365,326
   Mortality and expense risk charges....       (27,156)        (71,720)        (28,956)
   Administrative charges................        (3,259)         (8,606)         (3,475)
                                           -------------   -------------   -------------
       Net investment income (loss)......  $    448,914    $    401,026    $    332,895
                                           -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $    363,846    $    638,515    $    154,826
     Cost of investments sold............      (344,959)       (498,118)       (130,440)
                                           -------------   -------------   -------------
       Net realized gains (losses).......  $     18,887    $    140,397    $     24,386
                                           -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $   (509,663)   $  1,860,242    $     46,886
     Beginning of period.................       321,853       1,004,669         455,472
                                           -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................  $   (831,516)   $    855,573    $   (408,586)
                                           -------------   -------------   -------------
         Realized and unrealized gains
          (losses).......................  $   (812,629)   $    995,970    $   (384,200)
                                           -------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $   (363,715)   $  1,396,996    $    (51,305)
                                           -------------   -------------   -------------
                                           -------------   -------------   -------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                 BDS
                                             Sub-Account                  CAS                             COS
                                           ---------------            Sub-Account                     Sub-Account
                                             Six Months      -----------------------------   -----------------------------
                                                Ended         Six Months      Year Ended      Six Months      Year Ended
                                              June 30,           Ended       December 31,        Ended       December 31,
                                               1999(a)       June 30, 1999       1998        June 30, 1999       1998
                                           ---------------   -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income (loss)..........      $      (40)    $ 5,455,916     $ 4,135,133      $   72,749       $  38,427
   Net realized gains (losses)...........              (1)      1,293,695       2,308,268          61,208         125,390
   Net unrealized gains (losses).........            (114)     (2,948,204)      4,241,790         539,145         303,992
                                                  -------    -------------   -------------   -------------   -------------
       Increase (Decrease) in net assets
        from operations..................      $     (155)    $ 3,801,407     $10,685,191      $  673,102       $ 467,809
                                                  -------    -------------   -------------   -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........      $   14,000     $ 1,865,375     $ 5,645,231      $  231,722       $1,250,849
     Net transfers between Sub-Accounts
      and Fixed Account..................          25,000      (2,370,967)      2,271,423         631,016       1,000,555
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................        --              (974,171)     (3,030,676)        (80,183)        (59,775)
                                                  -------    -------------   -------------   -------------   -------------
       Net accumulation activity.........      $   39,000     $(1,479,763)    $ 4,885,978      $  782,555       $2,191,629
                                                  -------    -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations......................      $ --           $   --          $   --           $  --            $ --
     Annuity payments and account fees...        --               (17,325)        (39,858)        --              --
     Adjustments to annuity reserve......        --                  (763)         (3,612)        --              --
                                                  -------    -------------   -------------   -------------   -------------
       Net annuitization activity........      $ --           $   (18,088)    $   (43,470)     $  --            $ --
                                                  -------    -------------   -------------   -------------   -------------
   Increase (Decrease) in net assets from
    contract owner transactions..........      $   39,000     $(1,497,851)    $ 4,842,508      $  782,555       $2,191,629
                                                  -------    -------------   -------------   -------------   -------------
     Increase (Decrease) in net assets...      $   38,845     $ 2,303,556     $15,527,699      $1,455,657       $2,659,438
 NET ASSETS:
   Beginning of period...................        --            50,924,255      35,396,556       3,329,814         670,376
                                                  -------    -------------   -------------   -------------   -------------
   End of period.........................      $   38,845     $53,227,811     $50,924,255      $4,785,471       $3,329,814
                                                  -------    -------------   -------------   -------------   -------------
                                                  -------    -------------   -------------   -------------   -------------

(a) For the period May 27, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       MIT                                                      EIS
                                                   Sub-Account                         EGS                  Sub-Account
                                           ----------------------------            Sub-Account            ---------------
                                            Six Months                    -----------------------------     Six Months
                                              Ended        Year Ended      Six Months      Year Ended          Ended
                                             June 30,     December 31,        Ended       December 31,       June 30,
                                               1999           1998        June 30, 1999       1998            1999(b)
                                           ------------   -------------   -------------   -------------   ---------------
 OPERATIONS:
   Net investment income (loss)..........  $ 5,450,220     $ 3,202,718     $   256,982     $   333,723        $        3
   Net realized gains (losses)...........    1,203,257       2,485,135         508,249         835,449          --
   Net unrealized gains (losses).........   (2,676,378)      5,752,777       2,202,889       4,205,232             1,052
                                           ------------   -------------   -------------   -------------          -------
       Increase (Decrease) in net assets
        from operations..................  $ 3,977,099     $11,440,630     $ 2,968,120     $ 5,374,404        $    1,055
                                           ------------   -------------   -------------   -------------          -------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 3,737,789     $13,430,158     $ 1,303,929     $ 4,565,860        $   64,820
     Net transfers between Sub-Accounts
      and Fixed Account..................      709,380       8,538,077       1,233,148       3,478,850            15,036
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (1,174,715)     (3,468,420)       (414,143)       (857,070)         --
                                           ------------   -------------   -------------   -------------          -------
       Net accumulation activity.........  $ 3,272,454     $18,499,815     $ 2,122,934     $ 7,187,640        $   79,856
                                           ------------   -------------   -------------   -------------          -------
   Annuitization Activity:
     Annuitizations......................  $   --          $    54,952     $     9,003     $   --             $ --
     Annuity payments and account fees...      (20,919)        (32,919)            (51)        --               --
     Adjustments to annuity reserve......       (2,214)         (6,680)            420         --               --
                                           ------------   -------------   -------------   -------------          -------
       Net annuitization activity........  $   (23,133)    $    15,353     $     9,372     $   --             $ --
                                           ------------   -------------   -------------   -------------          -------
   Increase (Decrease) in net assets from
    contract owner transactions..........  $ 3,249,321     $18,515,168     $ 2,132,306     $ 7,187,640        $   79,856
                                           ------------   -------------   -------------   -------------          -------
     Increase (Decrease) in net assets...  $ 7,226,420     $29,955,798     $ 5,100,426     $12,562,044        $   80,911
 NET ASSETS:
   Beginning of period...................   72,881,210      42,925,412      24,822,677      12,260,633          --
                                           ------------   -------------   -------------   -------------          -------
   End of period.........................  $80,107,630     $72,881,210     $29,923,103     $24,822,677        $   80,911
                                           ------------   -------------   -------------   -------------          -------
                                           ------------   -------------   -------------   -------------          -------

(b) For the period May 7, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                                                                                  FCI
                                                   FCE                              FCG                       Sub-Account
                                               Sub-Account                      Sub-Account            --------------------------
                                      ------------------------------   -----------------------------   Six Months
                                       Six Months       Year Ended      Six Months      Year Ended       Ended       Year Ended
                                          Ended        December 31,        Ended       December 31,     June 30,    December 31,
                                      June 30, 1999        1998        June 30, 1999       1998           1999          1998
                                      -------------   --------------   -------------   -------------   ----------   -------------
 OPERATIONS:
   Net investment income (loss).....    $   (1,117)     $     8,551      $   78,394      $   48,659     $   (491)       $   (978)
   Net realized gains (losses)......       (13,135)        (192,800)         82,208          54,032       (3,858)         (3,247)
   Net unrealized gains (losses)....        54,716           25,906        (204,898)        385,099       17,366         (16,888)
                                      -------------   --------------   -------------   -------------   ----------   -------------
       Increase (Decrease) in net
        assets from operations......    $   40,464      $  (158,343)     $  (44,296)     $  487,790     $ 13,017        $(21,113)
                                      -------------   --------------   -------------   -------------   ----------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....    $    4,551      $    99,812      $   40,693      $  364,428     $ 34,398        $182,841
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................        56,846         (159,531)       (256,273)        775,936       21,028         155,918
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................        (2,483)          (6,955)        (28,909)       (151,648)     (27,291)        (10,066)
                                      -------------   --------------   -------------   -------------   ----------   -------------
       Net accumulation activity....    $   58,914      $   (66,674)     $ (244,489)     $  988,716     $ 28,135        $328,693
                                      -------------   --------------   -------------   -------------   ----------   -------------
   Annuitization Activity:
     Annuitizations.................    $  --           $  --            $  --           $  --          $  8,601        $--
     Annuity payments and account
      fees..........................       --              --               --              --               (48)        --
     Adjustments to annuity
      reserve.......................       --              --               --              --               393         --
                                      -------------   --------------   -------------   -------------   ----------   -------------
       Net annuitization activity...    $  --           $  --            $  --           $  --          $  8,946        $--
                                      -------------   --------------   -------------   -------------   ----------   -------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................    $   58,914      $   (66,674)     $ (244,489)     $  988,716     $ 37,081        $328,693
                                      -------------   --------------   -------------   -------------   ----------   -------------
     Increase (Decrease) in net
      assets........................    $   99,378      $  (225,017)     $ (288,785)     $1,476,506     $ 50,098        $307,580
 NET ASSETS:
   Beginning of period..............       140,033          365,050       3,500,104       2,023,598      393,971          86,391
                                      -------------   --------------   -------------   -------------   ----------   -------------
   End of period....................    $  239,411      $   140,033      $3,211,319      $3,500,104     $444,069        $393,971
                                      -------------   --------------   -------------   -------------   ----------   -------------
                                      -------------   --------------   -------------   -------------   ----------   -------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                               GSS                            HYS                            MSS
                                           Sub-Account                    Sub-Account                    Sub-Account
                                   ----------------------------   ----------------------------   ----------------------------
                                    Six Months      Year Ended     Six Months      Year Ended     Six Months      Year Ended
                                       Ended       December 31,       Ended       December 31,       Ended       December 31,
                                   June 30, 1999       1998       June 30, 1999       1998       June 30, 1999       1998
                                   -------------   ------------   -------------   ------------   -------------   ------------
 OPERATIONS:
   Net investment income
    (loss).......................    $  609,444     $  450,379      $1,164,246     $  659,931      $  (92,353)    $1,542,181
   Net realized gains (losses)...        26,456        128,171          19,048        149,897         204,404        126,624
   Net unrealized gains
    (losses).....................    (1,024,177)       216,285        (555,567)      (979,019)      1,744,663       (541,372)
                                   -------------   ------------   -------------   ------------   -------------   ------------
       Increase (Decrease) in net
        assets from operations...    $ (388,277)    $  794,835      $  627,727     $ (169,191)     $1,856,714     $1,127,433
                                   -------------   ------------   -------------   ------------   -------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received...................    $  159,482     $1,440,848      $  344,402     $3,046,502      $  153,046     $1,471,282
     Net transfers between
      Sub-Accounts and Fixed
      Account....................     1,874,921      2,333,811         (84,421)     2,266,782        (119,373)     1,246,414
     Withdrawals, surrenders,
      annuitizations and contract
      charges....................      (289,775)    (1,525,871)       (300,341)    (1,309,324)       (254,031)      (917,266)
                                   -------------   ------------   -------------   ------------   -------------   ------------
       Net accumulation
        activity.................    $1,744,628     $2,248,788      $  (40,360)    $4,003,960      $ (220,358)    $1,800,430
                                   -------------   ------------   -------------   ------------   -------------   ------------
   Annuitization Activity:
     Annuitizations..............    $    8,929     $   (8,935)     $   17,726     $   86,382      $  --          $   54,124
     Annuity payments and account
      fees.......................           (50)       --              (22,765)        (8,589)         (3,610)          (520)
     Adjustments to annuity
      reserve....................           395            (83)         14,065         (1,717)           (264)         2,259
                                   -------------   ------------   -------------   ------------   -------------   ------------
       Net annuitization
        activity.................    $    9,274     $   (9,018)     $    9,026     $   76,076      $   (3,874)    $   55,863
                                   -------------   ------------   -------------   ------------   -------------   ------------
   Increase (Decrease) in net
    assets from contract owner
    transactions.................    $1,753,902     $2,239,770      $  (31,334)    $4,080,036      $ (224,232)    $1,856,293
                                   -------------   ------------   -------------   ------------   -------------   ------------
     Increase (Decrease) in net
      assets.....................    $1,365,625     $3,034,605      $  596,393     $3,910,845      $1,632,482     $2,983,726
 NET ASSETS:
   Beginning of period...........    12,591,885      9,557,280      14,756,549     10,845,704      12,708,079      9,724,353
                                   -------------   ------------   -------------   ------------   -------------   ------------
   End of period.................    $13,957,510    $12,591,885     $15,352,942    $14,756,549     $14,340,561    $12,708,079
                                   -------------   ------------   -------------   ------------   -------------   ------------
                                   -------------   ------------   -------------   ------------   -------------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                MIS                                              NWD
                                            Sub-Account                  MMS                 Sub-Account
                                           --------------            Sub-Account            --------------
                                             Six Months     -----------------------------     Six Months
                                               Ended         Six Months      Year Ended         Ended
                                              June 30,          Ended       December 31,       June 30,
                                              1999(c)       June 30, 1999       1998           1999(c)
                                           --------------   -------------   -------------   --------------
 OPERATIONS:
   Net investment income (loss)..........     $    2,849     $   207,988     $   392,475       $    1,247
   Net realized gains (losses)...........           (496)        --              --                 3,222
   Net unrealized gains (losses).........         23,938         --              --                34,045
                                           --------------   -------------   -------------   --------------
       Increase (Decrease) in net assets
        from operations..................     $   26,291     $   207,988     $   392,475       $   38,514
                                           --------------   -------------   -------------   --------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........     $  349,210     $ 2,774,070     $ 6,979,970       $      400
     Net transfers between Sub-Accounts
      and Fixed Account..................        316,358       3,455,430       4,354,504          333,273
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................       --              (844,296)     (5,785,099)             (15)
                                           --------------   -------------   -------------   --------------
       Net accumulation activity.........     $  665,568     $ 5,385,204     $ 5,549,375       $  333,658
                                           --------------   -------------   -------------   --------------
   Annuitization Activity:
     Annuitizations......................     $ --           $   142,141     $   --            $ --
     Annuity payments and account fees...       --                (5,292)         (2,231)        --
     Adjustments to annuity reserve......       --                (2,342)             (6)        --
                                           --------------   -------------   -------------   --------------
       Net annuitization activity........     $ --           $   134,507     $    (2,237)      $ --
                                           --------------   -------------   -------------   --------------
   Increase (Decrease) in net assets from
    contract owner transactions..........     $  665,568     $ 5,519,711     $ 5,547,138       $  333,658
                                           --------------   -------------   -------------   --------------
     Increase (Decrease) in net assets...     $  691,859     $ 5,727,699     $ 5,939,613       $  372,172
 NET ASSETS:
   Beginning of period...................       --            16,308,579      10,368,966         --
                                           --------------   -------------   -------------   --------------
   End of period.........................     $  691,859     $22,036,278     $16,308,579       $  372,172
                                           --------------   -------------   -------------   --------------
                                           --------------   -------------   -------------   --------------

(c) For the period April 26, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                   RES                             RGS                             TRS
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------
                                       Six Months      Year Ended      Six Months      Year Ended      Six Months      Year Ended
                                          Ended       December 31,        Ended       December 31,        Ended       December 31,
                                      June 30, 1999       1998        June 30, 1999       1998        June 30, 1999       1998
                                      -------------   -------------   -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income (loss).....   $ 1,113,487     $   789,974      $  (11,556)     $  (15,287)    $ 8,145,695     $ 4,609,014
   Net realized gains (losses)......       370,945         868,151          68,361          20,804         365,878         968,898
   Net unrealized gains (losses)....     1,778,516       3,827,961         223,309         313,342      (6,094,030)       (735,171)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Increase (Decrease) in net
        assets from operations......   $ 3,262,948     $ 5,486,086      $  280,114      $  318,859     $ 2,417,543     $ 4,842,741
                                      -------------   -------------   -------------   -------------   -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 1,369,659     $ 5,661,381      $  230,964      $  955,442     $ 1,273,504     $ 5,723,954
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     1,480,042       8,373,302         832,450       1,012,621      (2,291,148)      7,589,931
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................      (853,375)     (1,448,446)       (108,299)        (41,336)     (1,695,672)     (3,756,499)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Net accumulation activity....   $ 1,996,326     $12,586,237      $  955,115      $1,926,727     $(2,713,316)    $ 9,557,386
                                      -------------   -------------   -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations.................   $    17,754     $   --           $   17,630      $  --          $   --          $   395,341
     Annuity payments and account
      fees..........................          (100)        --                 (100)        --              (62,150)        (79,366)
     Adjustments to annuity
      reserve.......................           819         --                  788         --               (2,964)         (7,297)
                                      -------------   -------------   -------------   -------------   -------------   -------------
       Net annuitization activity...   $    18,473     $   --           $   18,318      $  --          $   (65,114)    $   308,678
                                      -------------   -------------   -------------   -------------   -------------   -------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $ 2,014,799     $12,586,237      $  973,433      $1,926,727     $(2,778,430)    $ 9,866,064
                                      -------------   -------------   -------------   -------------   -------------   -------------
     Increase (Decrease) in net
      assets........................   $ 5,277,747     $18,072,323      $1,253,547      $2,245,586     $  (360,887)    $14,708,805
 NET ASSETS:
   Beginning of period..............    37,668,622      19,596,299       2,888,032         642,446      56,767,151      42,058,346
                                      -------------   -------------   -------------   -------------   -------------   -------------
   End of period....................   $42,946,369     $37,668,622      $4,141,579      $2,888,032     $56,406,264     $56,767,151
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      -------------   -------------   -------------   -------------   -------------   -------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                                                                                  GGS
                                                   UTS                             GAA                        Sub-Account
                                               Sub-Account                     Sub-Account            ---------------------------
                                      -----------------------------   -----------------------------    Six Months
                                       Six Months      Year Ended      Six Months      Year Ended        Ended        Year Ended
                                          Ended       December 31,        Ended       December 31,      June 30,     December 31,
                                      June 30, 1999       1998        June 30, 1999       1998            1999           1998
                                      -------------   -------------   -------------   -------------   ------------   ------------
 OPERATIONS:
   Net investment income (loss).....   $ 1,336,196     $   701,567      $  159,056      $  175,045     $  448,914     $   (3,839)
   Net realized gains (losses)......       103,071         245,135           2,946           1,766         18,887         11,823
   Net unrealized gains (losses)....      (360,840)        215,730         (66,486)        (68,262)      (831,516)       527,568
                                      -------------   -------------   -------------   -------------   ------------   ------------
       Increase (Decrease) in net
        assets from operations......   $ 1,078,427     $ 1,162,432      $   95,516      $  108,549     $ (363,715)    $  535,552
                                      -------------   -------------   -------------   -------------   ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $   721,714     $ 3,379,684      $   68,038      $  451,961     $   17,592     $   98,948
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................       663,012       2,309,074         (16,772)        357,692        684,648        (43,239)
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................      (286,509)       (626,782)        (36,180)       (149,424)       (84,819)      (640,532)
                                      -------------   -------------   -------------   -------------   ------------   ------------
       Net accumulation activity....   $ 1,098,217     $ 5,061,976      $   15,086      $  660,229     $  617,421     $ (584,823)
                                      -------------   -------------   -------------   -------------   ------------   ------------
   Annuitization Activity:
     Annuitizations.................   $     9,129     $   --           $  --           $  --          $  --          $  --
     Annuity payments and account
      fees..........................           (51)        --              --              --              (1,102)        (2,179)
     Adjustments to annuity
      reserve.......................           400         --              --              --                  24            (87)
                                      -------------   -------------   -------------   -------------   ------------   ------------
       Net annuitization activity...   $     9,478     $   --           $  --           $  --          $   (1,078)    $   (2,266)
                                      -------------   -------------   -------------   -------------   ------------   ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $ 1,107,695     $ 5,061,976      $   15,086      $  660,229     $  616,343     $ (587,089)
                                      -------------   -------------   -------------   -------------   ------------   ------------
     Increase (Decrease) in net
      assets........................   $ 2,186,122     $ 6,224,408      $  110,602      $  768,778     $  252,628     $  (51,537)
 NET ASSETS:
   Beginning of period..............    11,012,694       4,788,286       3,279,539       2,510,761      4,087,538      4,139,075
                                      -------------   -------------   -------------   -------------   ------------   ------------
   End of period....................   $13,198,816     $11,012,694      $3,390,141      $3,279,539     $4,340,166     $4,087,538
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                      -------------   -------------   -------------   -------------   ------------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                        GGR                             GTR
                                                    Sub-Account                     Sub-Account
                                           -----------------------------   -----------------------------
                                            Six Months      Year Ended      Six Months      Year Ended
                                               Ended       December 31,        Ended       December 31,
                                           June 30, 1999       1998        June 30, 1999       1998
                                           -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income (loss)..........   $   401,026     $   604,265      $  332,895      $   99,809
   Net realized gains (losses)...........       140,397         394,360          24,386          77,786
   Net unrealized gains (losses).........       855,573         170,808        (408,586)        333,955
                                           -------------   -------------   -------------   -------------
       Increase (Decrease) in net assets
        from operations..................   $ 1,396,996     $ 1,169,433      $  (51,305)     $  511,550
                                           -------------   -------------   -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   189,264     $   560,743      $   58,126      $  557,044
     Net transfers between Sub-Accounts
      and Fixed Account..................       772,258         424,047         234,589       1,590,561
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................      (124,918)       (826,884)        (82,148)       (174,073)
                                           -------------   -------------   -------------   -------------
       Net accumulation activity.........   $   836,604     $   157,906      $  210,567      $1,973,532
                                           -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations......................   $   --          $   --           $  --           $   58,314
     Annuity payments and account fees...       --              --               (3,363)           (560)
     Adjustments to annuity reserve......       --              --                1,030             730
                                           -------------   -------------   -------------   -------------
       Net annuitization activity........   $   --          $   --           $   (2,333)     $   58,484
                                           -------------   -------------   -------------   -------------
   Increase (Decrease) in net assets from
    contract owner transactions..........   $   836,604     $   157,906      $  208,234      $2,032,016
                                           -------------   -------------   -------------   -------------
     Increase (Decrease) in net assets...   $ 2,233,600     $ 1,327,339      $  156,929      $2,543,566
 NET ASSETS:
   Beginning of period...................    10,527,939       9,200,600       4,700,572       2,157,006
                                           -------------   -------------   -------------   -------------
   End of period.........................   $12,761,539     $10,527,939      $4,857,501      $4,700,572
                                           -------------   -------------   -------------   -------------
                                           -------------   -------------   -------------   -------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the ("Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                                         Units Transferred
                                                                              Between
                   Units Outstanding                                       Sub-Accounts
                  Beginning of Period         Units Purchased            and Fixed Account
                -----------------------   -----------------------   ---------------------------
                Six Months   Year Ended   Six Months   Year Ended    Six Months     Year Ended
                  Ended       December      Ended       December        Ended        December
                 June 30,       31,        June 30,       31,         June 30,          31,
                   1999         1998         1999         1998          1999           1998
                ----------   ----------   ----------   ----------   -------------   -----------
 MFS REGATTA
 CONTRACTS:
 -------------------------
 CAS..........  1,030,044    1,098,819       --           --             (51,754)       16,251
 MIT..........    759,522      806,893       --           --              11,673        16,355
 GSS..........    516,775      617,817       --           --              84,991         6,548
 HYS..........    299,433      340,853       --           --             (23,610)       10,788
 MSS..........    294,045      314,374       --           --              (5,316)        3,793
 MMS..........    529,219      540,785       --           --              46,377       428,614
 TRS..........  1,320,198    1,439,364       --           --               1,632        (6,574)
 UTS..........     88,196      103,362       --           --               3,221         1,434
 GGS..........    219,014      277,498       --           --              17,981       (17,719)
 GGR..........    327,055      384,999       --           --              12,919       (16,241)
 MFS REGATTA
 GOLD CONTRACTS:
 -------------------------
 BDS(a).......     --           --            1,425       --               2,500        --
 CAS..........  1,387,198      933,956      105,793      377,035         (54,764)      155,695
 COS..........    245,193       61,777       15,832      103,389          44,559        85,059
 MIT..........  2,936,804    1,722,218      207,590      833,525          23,724       504,212
 EGS..........  1,482,470      966,583       74,575      324,632          73,078       255,069
 EIS(b).......     --           --            6,434       --               1,504        --
 FCE..........     23,240       41,861          652       11,240           7,404       (28,912)
 FCG..........    272,201      188,749        3,248       32,884         (20,562)       64,726
 FCI..........     41,872        9,227        3,615       18,569           2,213        15,201
 GSS..........    483,528      168,798       13,882      125,717          63,532       199,497
 HYS..........    869,291      482,767       28,031      256,362          22,560       176,263
 MSS..........    401,019      251,868        9,027       98,329          (2,392)       80,721
 MIS(c).......     --           --           35,092       --              31,878        --
 MMS..........    921,204      395,655      259,348      653,207         258,389       (65,544)
 NWD(c).......     --           --               38       --              33,488        --
 RES..........  2,330,245    1,478,012       83,634      388,372          90,716       566,075
 RGS..........    222,849       59,221       17,085       81,967          63,461        85,163
 TRS..........  2,154,305    1,288,455       88,567      424,309        (155,627)      571,586
 UTS..........    529,135      187,310       40,999      214,542          33,693       144,840
 GAA..........    267,873      215,473        5,576       36,286          (1,384)       28,666
 GGS..........     90,226       73,436        1,708        9,445          38,377        17,520
 GGR..........    402,319      324,362       13,584       44,685          41,028        53,301
 GTR..........    334,013      181,210        4,266       43,452          17,225       122,655


                    Units Withdrawn,
                     Surrendered and            Units Outstanding
                       Annuitized                 End of Period
                -------------------------   -------------------------
                Six Months    Year Ended    Six Months    Year Ended
                   Ended       December        Ended       December
                 June 30,         31,        June 30,         31,
                   1999          1998          1999          1998
                -----------   -----------   -----------   -----------
 MFS REGATTA
 CONTRACTS:
 -------------
 CAS..........     (24,589)      (85,026)      953,701     1,030,044
 MIT..........     (16,149)      (63,726)      755,046       759,522
 GSS..........     (11,730)     (107,590)      590,036       516,775
 HYS..........      (8,761)      (52,208)      267,062       299,433
 MSS..........      (6,981)      (24,122)      281,748       294,045
 MMS..........     (37,100)     (440,180)      538,496       529,219
 TRS..........     (46,994)     (112,592)    1,274,836     1,320,198
 UTS..........        (534)      (16,600)       90,883        88,196
 GGS..........      (5,063)      (40,765)      231,932       219,014
 GGR..........      (2,955)      (41,703)      337,019       327,055
 MFS REGATTA
 GOLD CONTRACT
 -------------
 BDS(a).......      --            --             3,925        --
 CAS..........     (18,455)      (79,488)    1,419,772     1,387,198
 COS..........      (5,573)       (5,032)      300,011       245,193
 MIT..........     (41,212)     (123,151)    3,126,906     2,936,804
 EGS..........     (23,958)      (63,814)    1,606,165     1,482,470
 EIS(b).......      --            --             7,938        --
 FCE..........        (347)         (949)       30,949        23,240
 FCG..........      (2,326)      (14,158)      252,561       272,201
 FCI..........      (2,896)       (1,125)       44,804        41,872
 GSS..........     (11,702)      (10,484)      549,240       483,528
 HYS..........     (13,497)      (46,101)      906,385       869,291
 MSS..........      (5,343)      (29,899)      402,311       401,019
 MIS(c).......      --            --            66,970        --
 MMS..........     (42,114)      (62,114)    1,396,827       921,204
 NWD(c).......           1        --            33,527        --
 RES..........     (52,172)     (102,214)    2,452,423     2,330,245
 RGS..........      (8,069)       (3,502)      295,326       222,849
 TRS..........     (54,173)     (130,045)    2,033,072     2,154,305
 UTS..........     (15,795)      (17,557)      588,032       529,135
 GAA..........      (2,937)      (12,552)      269,128       267,873
 GGS..........      (1,472)      (10,175)      128,839        90,226
 GGR..........      (5,448)      (20,029)      451,483       402,319
 GTR..........      (6,040)      (13,304)      349,464       334,013

(a) For the period May 27, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

(b) For the period May 7, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

(c) For the period April 26, 1999 (commencement of operations of Sub-Account) through June 30, 1999.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners in Sun Life (N.Y.) Variable Account C
    and the Board of Directors of Sun Life Insurance and Annuity Company of New
  York:

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, MFS/Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, and Global Total Return Sub-Account of Sun Life (N.Y.) Variable Account C (the "Sub-Accounts") as of June 30, 1999, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1999 and the year ended December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 6, 1999

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
80 Broad Street, New York, NY 10004

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and Director

C. JAMES PRIEUR, President and Director

JAMES A. McNULTY, III, Senior Vice President and
  General Manager and Director

S. CAESAR RABOY, Director

RICHARD B. BAILEY, Director

M. COLYER CRUM, Director

DAVID D. HORN, Director

JOHN G. IRELAND, Director

GREGORY W. GEE, Director

DONALD B. HENDERSON, JR., Director

ANGUS A. MacNAUGHTON, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

PETER F. DEMUTH, Vice President and
  Chief Counsel and Assistant Secretary

ELLEN B. KING, Secretary

ROBERT P. VROLYK, Vice President, Treasurer,
  Controller and Actuary

JAMES M. A. ANDERSON, Vice President,   Investments

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, MA 02481

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

                                     [LOGO]

                                               SEMI-ANNUAL REPORT, JUNE 30, 1999

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY

                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

RENY3-8/99 7M